DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
13.   DEBT
The Serial Notes were issued in the aggregate principal amount of $51,700,000, of which $24,900,000 was allocated to the Company. The Serial Notes were fully repaid on February 1, 2006. The Term Notes were issued in the aggregate principal amount of $127,100,000, of which $63,550,000 was allocated to the Company. Interest on the Term Notes is payable semi-annually on each February 1 and August 1.

(in thousands of $)	2012	2011
Term Notes due February 1, 2019	45,445	49,345
Less: short-term portion	(4,220)	(3,900)
	41,225	45,445

The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,220
2014	4,570
2015	4,940
2016	5,345
2017	5,785
Thereafter	20,585
45,445

As of December 31, 2012, the effective interest rate for the Term Notes was 8.04%.
The Term Notes are subject to redemption by the Company through the operation of a mandatory sinking fund on each payment date commencing August 1, 2007 up to and including February 1, 2019, according to the schedule of sinking fund redemption payments set forth below. The first sinking fund redemption payment was made on August 1, 2007. The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption. The Term Notes will mature, and the final payment of principal and interest on the Term Notes will be due, on February 1, 2019. The amortization schedule will approximate the level of debt service through to the maturity date with an additional principal payment on the maturity date of $10,995,000.
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2013	2,070
August 1, 2013	2,150
February 1, 2014	2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total debt	45,445

The Term Notes have priority of payment as described in the Indenture Agreement dated as of December 1, 1996 and are collateralized by a statutory first mortgage on the Vessel and certain other collateral. All of our Term Notes are secured by assets cross-collateralized with the assets of IOM I-B. At December 31, 2012 the amount outstanding on the Term Notes was $91,795,000.
The Term Notes will be subject to mandatory redemption on a pro rata basis in an aggregate principal amount equal to the allocated principal amount of the Term Notes if the Vessel is a total loss, at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest (including default interest) to the date fixed for redemption.
The Term Notes may be redeemed in whole or in part at the discretion of the Company on any payment date on or after August 1, 1999 at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest to the date fixed for redemption, provided that if (i) such redemption occurs prior to February 1, 2018 and (ii) the Vessel is then subject to the related Initial Charter or to an acceptable replacement charter pursuant to which the charterer  is required to pay charter hire equal to or greater than the charter hire payable by Chevron during the fixed period, then the make-whole premium, as defined in the Offering Memorandum dated December 19, 1996, shall be payable with respect to the Term Notes in an amount equal to allocated principal amount of the Term Notes for such Vessel. In addition, Term Notes may be redeemed in part in an aggregate principal amount equal to the allocated principal amount of the Notes for the Vessel if the Initial Charter for the Vessel is terminated and an acceptable replacement charter is not entered into, at a redemption price equal to 100% of the principal amount thereof plus accrued interest to the date fixed for redemption.
The indenture governing the Term Notes includes certain covenants that, among other things, prohibit the Company and GSPTC from incurring additional indebtedness (other than subordinated loans) and impose limitations on the amount of investments, on loans, advances, mergers, the payment of dividends and the making of certain other payments, the creation of liens and certain transactions with affiliates. The Company was in compliance with these covenants at December 31, 2012.